Accrued Expenses (Details) - Schedule of accrued expenses - Accrued Expenses [Member] - USD ($) $ in Thousands	3 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Accrued Expenses (Details) - Schedule of accrued expenses [Line Items]
Taxes and licenses	$ 10,539	$ 9,646
Customer deposits	10,522	7,114
Compensation	9,466	13,577
Insurance	6,130	8,285
Utilities	4,983	3,399
Deferred rent	4,257	4,384
Interest	4,143	4,693
Other	3,187	1,842
Professional fees	3,163	4,473
Deferred revenue	3,159	5,885
Asset retirement obligations	62	352
Total accrued expenses	$ 59,611	$ 63,650